UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from February 1, 2012 to February 29, 2012

Commission File Number of issuing entity: 333-166895-02 BA MASTER CREDIT CARD TRUST II (Exact name of issuing entity as specified in its charter) (Issuer of the Certificates)

Commission File Number of depositor: 333-166895 BA CREDIT CARD FUNDING, LLC (Exact name of depositor as specified in its charter)

FIA CARD SERVICES, NATIONAL ASSOCIATION (Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

c/o BA Credit Card Funding, LLC
214 North Tryon Street
Charlotte, NC 28255
(Address of principal executive offices of issuing entity)

(980) 683-4915
(Telephone number, including area code)

N/A
(I.R.S. Employer Identification No.)

N/A
(Former name, former address, if changed since last report)

Each class of Certificates to which this report on Form 10-D relates is reporting in accordance with Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Certificates to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  X   No __

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibits 99.1.

Repurchase Demand Activity (Rule 15Ga-1) No Activity to Report Most Recent Form ABS – 15G Filed by: FIA Card Services, National Association CIK#: 0000838440 Filing Date: February 14, 2012
PART II – OTHER INFORMATION

ITEM 8 – Other Information.

NOTHING TO REPORT.

ITEM 9 – Exhibits. ITEM 9.01 (c) Exhibits.
The following is filed as an Exhibits to this Report under Exhibit 99:
99.1.	Series 1997-B Certificateholders' Statement for the month ended February 29, 2012.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: March 15, 2012

BA MASTER CREDIT CARD TRUST II (Issuing Entity) FIA CARD SERVICES, NATIONAL ASSOCIATION (Servicer)
By: /s/ Michelle D. Dumont
Name: Michelle D. Dumont
Title: Senior Vice President